Major commitments and contingencies (Environmental Matters) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrual for Environmental Loss Contingencies [Roll Forward]
Beginning of year	$ 56	$ 58	$ 59
Accruals and other	38	15	17
Payments	(29)	(19)	(19)
Foreign exchange	(1)	2	1
End of year	64	56	58
Current portion - End of year	$ 38	40	39
Anticipated environmental liability disbursement time frame (in years)	5 years
Regulatory Compliance [Abstract]
Environmental operating expenses	$ 48	47	32
Environmental capital expenditures	$ 25	$ 27	$ 13